UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08299

Oppenheimer International Small-Mid Company Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 11/30/2015

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS November 30, 2015 Unaudited

	Shares	Value

Common Stocks—83.3%

Consumer Discretionary—13.9%

Distributors—0.4%
Inchcape plc	1,960,617	$23,208,556

Hotels, Restaurants & Leisure—0.8%
J.D. Wetherspoon plc	2,354,630	25,356,103

OPAP SA	2,800,583	18,931,335

		44,287,438

Household Durables—1.3%
De’ Longhi SpA	1,645,562	45,180,090

SEB SA	269,330	27,560,942

		72,741,032

Internet & Catalog Retail—4.3%
ASKUL Corp.	1,720,941	74,543,633

ASOS plc[1]	571,816	28,850,604

Ocado Group plc[1]	18,875,720	105,186,269

Qliro Group AB1,2	7,836,819	10,228,385

Start Today Co. Ltd.	770,358	26,782,664

		245,591,555

Media—1.4%
COOKPAD, Inc.	1,408,300	30,456,850

CTS Eventim AG & Co. KGaA	458,924	16,229,912

Zenrin Co. Ltd.	1,860,100	34,025,981

		80,712,743

Specialty Retail—4.1%
Dunelm Group plc	2,296,970	33,866,668

Esprit Holdings Ltd.	36,163,667	40,172,923

Jin Co. Ltd.	539,900	23,529,371

SuperGroup plc[1]	2,224,030	54,933,629

United Arrows Ltd.	514,000	22,691,355

USS Co. Ltd.	2,081,200	33,131,472

XXL ASA[3]	1,881,733	21,589,907

		229,915,325

Textiles, Apparel & Luxury Goods—1.6%
Asics Corp.	1,720,600	39,355,292

Salvatore Ferragamo SpA	1,382,962	32,867,870

TSI Holdings Co. Ltd.[1]	2,647,000	18,742,592

		90,965,754

Consumer Staples—6.8%
Beverages—2.3%
Britvic plc	7,468,660	80,708,336

	Shares	Value

Beverages (Continued)

Treasury Wine Estates Ltd.	8,687,907	$47,691,680

		128,400,016

Food & Staples Retailing—1.4%
Ain Holdings, Inc.	977,400	45,796,283

Booker Group plc	12,237,370	33,233,026

		79,029,309

Food Products—2.2%
Ariake Japan Co. Ltd.	1,417,900	67,100,799

Aryzta AG1	328,528	15,421,032

Calbee, Inc.	997,500	41,297,631

Kaveri Seed Co. Ltd.	624,991	3,961,412

Pescanova SA1	138,481	1,463

		127,782,337

Household Products—0.6%
Rohto Pharmaceutical Co. Ltd.	1,705,833	32,921,144

Personal Products—0.3%
Colgate-Palmolive India Ltd.	1,000,000	14,488,206

Financials—9.6%

Capital Markets—1.3%
Avanza Bank Holding AB	414,919	17,881,801

Brewin Dolphin Holdings plc	5,222,930	20,520,966

CETIP SA-Mercados Organizados	3,535,044	33,623,577

		72,026,344

Commercial Banks—2.2%
Bank of Ireland[1]	192,152,613	71,616,317

Bankinter SA	5,494,677	39,740,070

Virgin Money Holdings UK plc	2,797,470	14,995,026

		126,351,413

Consumer Finance—0.1%
Shriram Transport Finance Co. Ltd.	691,063	9,179,441

Diversified Financial Services—0.3%
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	3,607,000	10,600,049

Moscow Exchange (The)	4,612,064	6,596,672

		17,196,721

1        OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Insurance—3.9%
Bajaj Finserv Ltd.	407,129	$11,733,361

Baloise Holding AG	342,502	41,550,443

Euler Hermes Group	440,040	39,430,716

Grupo Catalana Occidente SA	1,469,084	45,914,092

Helvetia Holding AG	96,450	51,303,715

St James’s Place plc	2,022,304	30,945,247

		220,877,574

Real Estate Investment Trusts (REITs)—1.1%
Frasers Centrepoint Trust	5,385,900	7,061,923

Hibernia REIT plc[2]	38,290,918	56,280,131

		63,342,054

Real Estate Management & Development—0.7%
DLF Ltd.	11,183,062	19,360,265

Oberoi Realty Ltd.	4,829,461	18,788,673

		38,148,938

Health Care—20.3%

Biotechnology—3.9%
Abcam plc	5,975,460	51,657,934

Ablynx NV1	850,918	12,652,848

Amarin Corp. plc, ADR[1]	5,296,270	11,016,242

ARIAD Pharmaceuticals, Inc.[1]	1,852,920	11,877,217

Exact Sciences Corp.[1]	1,270,930	11,552,754

Galapagos NV1	244,329	12,126,055

Genmab AS1	270,066	34,716,208

Medivir AB, Cl. B1	399,920	3,036,313

Repligen Corp.[1]	1,014,690	28,847,637

Swedish Orphan Biovitrum AB1	1,264,463	19,976,335

Vernalis plc[1]	9,712,620	10,239,724

Zealand Pharma[1]	678,707	14,439,983

		222,139,250

Health Care Equipment & Supplies—5.9%
Ambu AS, Cl. B	943,404	27,492,194

BioMerieux	391,420	44,890,358

Carl Zeiss Meditec AG	2,129,185	60,562,043

DBV Technologies SA1	754,989	52,510,490

Ossur HF	18,240,158	56,251,192

Oxford Immunotec Global plc[1]	1,063,527	14,091,733

Sirona Dental Systems, Inc.[1]	440,640	47,800,627

STRATEC Biomedical AG	544,887	31,049,731

		334,648,368

	Shares	Value

Health Care Providers & Services—0.1%
Diagnosticos da America SA	1,754,200	$4,171,269

Life Sciences Tools & Services—5.2%
Bruker Corp.[1]	1,425,180	32,266,075

Genfit[1]	243,020	9,746,286

Lonza Group AG1	744,490	117,459,691

MorphoSys AG1	145,379	8,602,113

QIAGEN NV1	978,240	25,864,666

Tecan Group AG	407,066	60,154,501

WuXi PharmaTech Cayman, Inc., ADR[1]	926,398	42,336,389

		296,429,721

Pharmaceuticals—5.2%
Almirall SA	841,944	15,449,999

BTG plc[1]	3,457,680	32,080,175

Dechra Pharmaceuticals plc	865,180	12,808,958

Evolva Holding SA1	4,284,428	4,783,235

Faes Farma SA	4,203,336	11,251,010

H. Lundbeck AS1	1,812,779	55,056,833

Ipsen SA	334,650	21,479,177

Kyowa Hakko Kirin Co. Ltd.	1,292,000	22,784,796

Nippon Shinyaku Co. Ltd.	1,205,000	49,756,291

Vectura Group plc[1,2]	25,979,966	67,067,453

		292,517,927

Industrials—14.1%

Aerospace & Defense—1.4%
CAE, Inc.	3,720,315	42,232,937

Zodiac Aerospace	1,289,410	34,881,850

		77,114,787

Air Freight & Couriers—1.0%
Panalpina Welttransport Holding AG	526,718	59,078,644

Commercial Services & Supplies—0.9%
Mitsubishi Pencil Co. Ltd.	1,092,100	51,592,063

Construction & Engineering—0.4%
Balfour Beatty plc[1]	6,354,910	24,559,519

Machinery—5.5%
Aalberts Industries NV	686,778	22,657,202

Burckhardt Compression Holding AG	89,329	28,519,626

2        OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Machinery (Continued)

Harmonic Drive Systems, Inc.	921,700	$18,452,052

Hoshizaki Electric Co. Ltd.	834,400	58,675,479

Hy-Lok Corp.	82,097	1,785,214

IMI plc	1,864,490	26,789,354

KUKA AG	380,682	33,561,056

Metso OYJ	1,407,149	34,869,623

Norma Group SE	348,758	19,057,557

Spirax-Sarco Engineering plc	755,469	35,483,257

Vesuvius plc	2,313,793	11,863,637

Wartsila OYJ Abp	441,562	19,809,014

		311,523,071

Road & Rail—0.6%
ComfortDelGro Corp. Ltd.	15,837,000	32,832,827

Trading Companies & Distributors—3.3%
Brammer plc	3,980,490	9,412,175

Brenntag AG	412,862	22,553,655

Bunzl plc	1,183,505	34,223,556

Cramo OYJ	2,164,550	43,711,456

MonotaRO Co. Ltd.	1,247,500	35,816,223

SIG plc	9,645,420	20,232,971

Travis Perkins plc	749,320	22,874,837

		188,824,873

Transportation Infrastructure—1.0%
Flughafen Zuerich AG	78,734	56,356,452

Information Technology—14.3%

Electronic Equipment, Instruments, & Components—2.1%
Halma plc	1,520,827	19,755,713

Ingenico Group SA	188,530	23,711,271

Renishaw plc	661,480	18,321,130

Topcon Corp.	1,669,700	29,317,812

Yokogawa Electric Corp.	2,450,000	29,281,395

		120,387,321

Internet Software & Services—2.8%
Kakaku.com, Inc.	1,048,386	20,019,311

Moneysupermarket.com Group plc	8,943,714	43,888,948

SMS Co. Ltd.	787,200	15,360,276

XING AG2	300,779	54,870,393

Zoopla Property Group plc[3]	7,593,470	26,740,219

		160,879,147

	Shares	Value

IT Services—4.4%
GMO Payment Gateway, Inc.	710,900	$34,289,087

Mindtree Ltd.	1,840,566	39,672,106

Obic Co. Ltd.	757,700	40,358,378

SCSK Corp.	1,920,008	74,609,055

Tech Mahindra Ltd.	6,362,606	50,720,905

Wirecard AG	218,372	10,690,401

		250,339,932

Semiconductors & Semiconductor Equipment—1.1%
Dialog Semiconductor plc[1]	209,297	7,800,975

Disco Corp.	139,900	13,434,512

Imagination Technologies Group plc[1]	896,290	2,551,315

Rohm Co. Ltd.	720,200	38,789,405

		62,576,207

Software—3.8%
Cyient Ltd.[2]	5,633,617	41,134,642

Nemetschek AG	1,102,816	48,783,311

NICE-Systems Ltd., Sponsored ADR	1,392,664	85,607,056

OBIC Business Consultants Co. Ltd.	364,500	20,832,201

SimCorp AS	324,106	17,456,178

		213,813,388

Technology Hardware, Storage & Peripherals—0.1%
Tobii AB1	644,295	5,185,710

Materials—3.6%

Chemicals—3.6%
Bayer CropScience Ltd.	410,143	20,613,637

Johnson Matthey plc	652,600	27,815,528

Koninklijke DSM NV	628,383	31,941,880

LANXESS AG	671,875	34,212,836

PI Industries Ltd.	2,588,639	24,719,701

Rallis India Ltd.	4,200,785	11,787,016

Sika AG	4,969	16,806,284

Symrise AG	503,876	34,105,714

		202,002,596

Telecommunication Services—0.5%

Diversified Telecommunication Services—0.5%
VZ Holding AG	89,257	28,377,546

3        OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Utilities—0.2%

Gas Utilities—0.2%
Indraprastha Gas Ltd.	1,869,377	$13,547,310

Total Common Stocks
(Cost $3,931,088,524)		4,726,063,828

Preferred Stock—0.6%
Sartorius AG,
Preference (Cost
$8,501,222)	144,898	34,084,699

	Shares	Value

Investment Company—15.7%

Oppenheimer
Institutional Money
Market Fund, Cl. E,
0.20%[2,4] (Cost
$892,344,597)	892,344,597	$892,344,597

Total Investments, at Value (Cost $4,831,934,343)	99.6%	5,652,493,124

Net Other Assets (Liabilities)	0.4	23,519,884

Net Assets	100.0%	$5,676,013,008

Footnotes to Statement of Investments

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares August 31, 2015	Gross Additions	Gross Reductions	Shares November 30, 2015

Cyient Ltd.	5,848,235	—	214,618	5,633,617
Hibernia REIT plc	36,521,343	1,769,575	—	38,290,918
Oppenheimer Institutional Money Market Fund, Cl. E	791,651,975	380,303,852	279,611,230	892,344,597
Qliro Group AB	7,836,819	—	—	7,836,819
Vectura Group plc	25,088,946	891,020	—	25,979,966
XING AG	300,779	—	—	300,779

		Value	Income	Realized Loss

Cyient Ltd.		$41,134,642	$270,054	$386,151
Hibernia REIT plc		56,280,131	—	—
Oppenheimer Institutional Money Market Fund, Cl. E		892,344,597	413,016	—
Qliro Group AB		10,228,385	—	—
Vectura Group plc		67,067,453	—	—
XING AG		54,870,393	—	—

Total		$1,121,925,601	$683,070	$386,151

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $48,330,126 or 0.85% of the Fund’s net assets at period end.

4. Rate shown is the 7-day yield at period end.

4        OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

Japan	$1,043,743,401	18.5%
United States	1,038,780,639	18.4
United Kingdom	950,170,835	16.8
Switzerland	479,811,168	8.5
Germany	416,164,397	7.4
India	279,706,675	5.0
France	254,211,091	4.5
Denmark	149,161,396	2.6
Ireland	138,912,690	2.5
Spain	112,356,635	2.0
Finland	98,390,093	1.7
Israel	85,607,056	1.5
Netherlands	80,463,747	1.4
Italy	78,047,960	1.4
Sweden	56,308,545	1.0
Iceland	56,251,192	1.0
Brazil	48,394,895	0.9
Australia	47,691,679	0.8
China	42,336,389	0.8
Canada	42,232,937	0.7
Hong Kong	40,172,923	0.7
Singapore	39,894,750	0.7
Belgium	24,778,903	0.4
Norway	21,589,907	0.4
Greece	18,931,335	0.3
Russia	6,596,672	0.1
South Korea	1,785,214	0.0

Total	$5,652,493,124	100.0%

5        OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS November 30, 2015 Unaudited

1. Organization

Oppenheimer International Small-Mid Company Fund (the “Fund”), formerly known as Oppenheimer International Small Company Fund, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

6        OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

7        OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

Security Type	Standard inputs generally considered by third-party pricing vendors

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

8        OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$—	$787,422,403	$—	$787,422,403
Consumer Staples	—	382,619,549	1,463	382,621,012
Financials	—	547,122,485	—	547,122,485
Health Care	225,653,340	924,253,195	—	1,149,906,535
Industrials	42,232,937	759,649,299	—	801,882,236
Information Technology	85,607,056	727,574,649	—	813,181,705
Materials	—	202,002,596	—	202,002,596
Telecommunication Services	—	28,377,546	—	28,377,546
Utilities	—	13,547,310	—	13,547,310
Preferred Stock	—	34,084,699	—	34,084,699
Investment Company	892,344,597	—	—	892,344,597

Total Assets	$1,245,837,930	$4,406,653,731	$1,463	$5,652,493,124

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 1*	Transfers into Level 2*

Assets Table
Investments, at Value:
Common Stocks
Financials	$(34,561,084)	$34,561,084
Health Care	(36,186,113)	36,186,113

Total Assets	$(70,747,197)	$70,747,197

* Transferred from Level 1 to Level 2 due to the absence of a readily available unadjusted quoted market price.

9        OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in a money market Affiliated Fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is regulated as a money market fund under the Investment Company Act of 1940, as amended.

10        OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.

Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period

11        OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$4,831,934,343

Gross unrealized appreciation	$1,273,849,348
Gross unrealized depreciation	(453,290,567)

Net unrealized appreciation	$820,558,781

12        OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Small-Mid Company Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/15/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/15/2016

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	1/15/2016